Nature of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Nature of Business and Basis of Presentation [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 — NATURE OF BUSINESS AND BASIS OF PRESENTATION

AGBA Group Holding Limited (“AGBA” or the “Company”) was incorporated on October 8, 2018 in British Virgin Islands.

The Company, through its subsidiaries, is operating a wealth and health platform, offering a wide range of financial service and products, covering life insurance, pensions, property-casualty insurance, stock brokerage, mutual funds, lending, and real estate in overseas. AGBA is also engaged in financial technology business and financial investments, managing an ensemble of fintech investments and healthcare investment and operating a health and wealth management platform with a broad spectrum of services and value-added information in health, insurance, investments and social sharing.

The accompanying unaudited condensed consolidated financial statements of the Company are presented in United State dollars (“US$” or “$”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Regulation S-X of the Securities Exchange Commission. Certain information and footnote disclosures normally included in consolidated financial statements have been omitted pursuant to such rules and regulations. The consolidated balance sheet as of December 31, 2022 derived from the audited consolidated financial statements at that date, but does not include all the information and footnotes required by U.S. GAAP. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

The unaudited condensed consolidated financial statements as of June 30, 2023 and December 31, 2022 and for the three and six months ended June 30, 2023 and 2022, in the opinion of management, include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial condition, results of operations and cash flows. The results of operations for the three and six months ended June 30, 2023 and 2022 are not necessarily indicative of the results to be expected for any other interim period or for the entire year.

Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

NOTE 1 — BUSINESS OVERVIEW AND BASIS OF PRESENTATION

AGBA Group Holding Limited (“AGBA” or the “Company”) (formerly known as AGBA Acquisition Limited), is incorporated on October 8, 2018 in British Virgin Islands. On November 14, 2022, the Company changed its name from “AGBA Acquisition Limited” to “AGBA Group Holding Limited”. The Company, through its subsidiaries, is operating a wealth and health platform, offering a wide range of financial service and products, covering life insurance, pensions, property-casualty insurance, stock brokerage, mutual funds, lending, and real estate in overseas. AGBA is also engaged in financial technology business and financial investments, managing an ensemble of fintech investments and healthcare investment and operating a health and wealth management platform with a broad spectrum of services and value-added information in health, insurance, investments and social sharing.

On November 14, 2022 (“Closing Date”), AGBA, AGBA Merger Sub I Limited, AGBA Merger Sub II Limited, TAG International Limited, TAG Asset Partners Limited, OnePlatform International Limited, OnePlatform Holdings Limited, TAG Asia Capital Holdings Limited, and TAG Holdings Limited (“TAG”) completed the business combination transaction and AGBA became the 100% beneficial owner of all of the issued and outstanding shares and other equity interest of TAG International Limited and TAG Asia Capital Holdings Limited. The transaction was accounted for as a “reverse recapitalization” and AGBA was treated as the “acquired” company for accounting purposes (see Note 4).

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

The accompanying consolidated financial statements reflect the activities of AGBA and each of the subsidiaries as of December 31, 2022 and 2021:

Name	Background	Ownership
TAG International Limited (“TIL”)	• British Virgin Islands company • Incorporated on October 25, 2021 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by AGBA
TAG Asset Partners Limited (“TAP”)	• British Virgin Islands company • Incorporated on October 25, 2021 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by TIL
OnePlatform International Limited (“OIL”) (amalgamated with OnePlatform Holdings Limited on August 11, 2022)	• Hong Kong company • Incorporated on November 2, 2021 • Issued and outstanding 100 ordinary shares for HK$100 ($13) • Investment holding	100% owned by TAP
TAG Asia Capital Holdings Limited (“TAC”) (formerly known as Convoy Capital Holdings Limited)	• British Virgin Islands company • Incorporated on October 26, 2015 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by AGBA
Name	Background	Ownership
OnePlatform Wealth Management Limited (“OWM”) (formerly known as GET Mdream Wealth Management Limited)

•   Hong Kong company

•   Incorporated on February 5, 2003

•   Issued and outstanding 240,764,705 ordinary shares for HK$120,851,790 ($15,493,819)

•   Provision of insurance and mandatory provident fund schemes brokerage services

99.89% owned by OIL
OnePlatform International Property Limited (“OIP”) (formerly known as Convoy International Property Consulting Limited)	• Hong Kong company • Incorporated on May 21, 2014 • Issued and outstanding 30,001,200 ordinary shares for HK$30,001,200 ($3,846,308) • Provision of overseas real estate brokerage services	100% owned by OIL
OnePlatform Asset Management Limited (“OAM”) (formerly known as Convoy Asset Management Limited)

•   Hong Kong company

•   Incorporated on November 24, 1999

•   Issued and outstanding 264,160,000 ordinary shares for HK$272,000,000 ($34,871,795)

•   Licensed by the Securities and Futures Commission of Hong Kong

•   Provision of investment advisory, funds dealing, introducing broker, and asset management services

100% owned by OIL
Kerberos (Nominee) Limited (“KNL”)	• Hong Kong company • Incorporated on April 20, 2007 • Issued and outstanding 1 ordinary share for HK$1 • Registered under The Hong Kong Trustee Ordinance • Provision of escrow services	100% owned by OAM
Maxthree Limited (“Maxthree”)	• British Virgin Islands company • Incorporated on April 12, 2006 • Issued and outstanding 1 ordinary share at $1 par value • Investment holding	100% owned by OIL
OnePlatform Credit Limited (formerly known as Artley Finance (HK) Limited) (“OCL”)

•   Hong Kong company

•   Incorporated on August 6, 1982

•   Issued and outstanding 169,107,379 ordinary shares for HK$169,107,379 ($21,680,433)

•   Registered under the Hong Kong Money Lenders Ordinance

•   Provision of money lending services

100% owned by Maxthree
Hong Kong Credit Corporation Limited (“HKCC”)

•   Hong Kong company

•   Incorporated on March 16, 1982

•   Issued and outstanding 139,007,381 ordinary shares for HK$139,007,381 ($17,821,459)

•   Registered under the Hong Kong Money Lenders Ordinance

•   Provision of money lending services

100% owned by OCL
Name	Background	Ownership
Trendy Reach Holdings Limited (“TRHL”)	• British Virgin Islands company • Incorporated on October 5, 2015 • Issued and outstanding 1 ordinary share at HK$1 • Investment holding	100% owned by Maxthree
Profit Vision Limited (“PVL”)	• Hong Kong company • Incorporated on October 9, 2015 • Issued and outstanding 1 ordinary shares for HK$1 • Property investment holding	100% owned by TRHL
TAG Technologies Limited (“TAGTL”) (formerly known as Convoy Technologies Limited)	• British Virgin Islands company • Incorporated on October 23, 2015 • Issued and outstanding 1 ordinary share at $1 par value • Investment in financial technology business	100% owned by TAC
AGBA Group Limited (formerly known as Tandem Money Hong Kong Limited) (“AGL”)	• Hong Kong company • Incorporated on November 28, 2019 • Issued and outstanding 10,000 ordinary shares for HK$10,000 ($1,282) • Operating as cost center for the Company	100% owned by TAGTL
Tandem Fintech Limited (“TFL”) (formerly known as Hit Fintech Solutions Limited)	• Hong Kong company • Incorporated on October 6, 2017 • Issued and outstanding 9,000,000 ordinary shares for HK$9,000,000 ($1,153,846) • Operating an online insurance comparison platform	100% owned by TAC
AGBA Innovation Limited (“AGBA Innovation”) (formerly known as OnePlatform FinBiz Solutions Limited)	• Hong Kong company • Incorporated on February 26, 2016 • Issued and outstanding 1 ordinary share for HK$1 • No operations since inception	100% owned by OIL
FinLiving Limited	• Hong Kong company • Incorporated on September 14, 2021 • Issued and outstanding 100 ordinary share for HK$100 ($13) • No operations since inception	100% owned by AGBA Innovation

AGBA and its subsidiaries are hereinafter referred to as (the “Company”).